CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES
Loss	$ (60,614)	$ (24,951)	$ (27,054)
Adjustments required to reflect net cash used in operating activities (see appendix below)	38,006	(1,289)	3,481
Net cash used in operating activities	(22,608)	(26,240)	(23,573)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(47,588)	(44,000)	(78,000)
Maturities of short-term deposits	49,329	48,322	39,873
Purchase of property and equipment	(116)	(131)	(97)
Purchase of intangible assets	(181)	(185)	0
Net cash provided by (used in) investing activities	1,444	4,006	(38,224)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	14,089	14,359	50,407
Exercise of warrants	2,928	0	10,907
Employee stock options exercised	27	5	7
Proceeds from long-term loan, net of issuance costs	0	9,126	0
Repayments of loans	(1,543)	(2,832)	(3,376)
Repayments of lease liabilities	(445)	(220)	(196)
Net cash provided by financing activities	15,056	20,438	57,749
DECREASE IN CASH AND CASH EQUIVALENTS	(6,108)	(1,796)	(4,048)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	10,587	12,990	16,831
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(224)	(607)	207
CASH AND CASH EQUIVALENTS - END OF YEAR	4,255	10,587	12,990
Income and expenses not involving cash flows:
Depreciation and amortization	1,384	654	703
Exchange differences on cash and cash equivalents	224	607	(207)
Fair value adjustments of warrants	11,054	(6,425)	1,936
Share-based compensation	2,321	2,245	1,495
Interest and exchange differences on short-term deposits	15	(672)	(262)
Interest on loans	1,148	1,117	301
Warrant issuance costs	0	171	0
Exchange differences on lease liabilities	(42)	(224)	55
Intangible assets impairment	6,703	0	0
Total income and expense not involving cash flows	22,807	(2,527)	4,021
Changes in operating asset and liability items:
Increase in trade receivables	(358)	0	0
Increase in inventory	(1,953)	0	0
Decrease (increase) in prepaid expenses and other receivables	(959)	(650)	24
Increase (decrease) in accounts payable and accruals	5,512	1,888	(564)
Increase in contract liabilities	12,957	0	0
Total Change in operating asset and liability	15,199	1,238	(540)
Total Adjustments required to reflect net cash used in operating activities	38,006	(1,289)	3,481
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	2,020	342	138
Supplemental information on interest paid in cash	1,111	593	682
Changes in right-of-use asset and lease liabilities	149	706	183
Warrant issuance costs	0	262	0
Purchase of property and equipment	0	28	0
Fair value of exercised warrants (portion related to accumulated fair value adjustments)	$ 3,631	$ 0	$ 10,295